Use of estimates	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Use of estimates
Use of estimates
3.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, the related disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those applied to the consolidated and combined carve-out financial statements for the year ended December 31, 2021.

4.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, the related disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Significant areas requiring the use of estimates are as follows

(i)	Fair value of financial instruments:

Certain financial instruments, such as options and warrants for the purchase of equity securities are carried in the statements of financial position at fair value, with changes in fair value reflected in the statement of loss and comprehensive loss. Fair values are estimated by reference to published price quotations or by using other valuation techniques that may include inputs that are not based on observable market data, such as volatility of share prices.

(ii)	Useful lives of property, plant and equipment and finite life intangible assets:

Changes in technology or the Company’s intended use of these assets, as well as changes in business prospects or economic and industry factors, may cause the estimated useful lives of these assets to change.

(iii)	Recoverability of investments in equity securities:

The recoverability of the carrying value of the Company’s investments in private equity securities, including those subject to significant influence, is dependent on the Company’s ability to sell the assets privately or the investees’ ability to publicly list the shares or generate profitable operations and pay dividends in the future, in each case in amounts that exceed the carrying value. Changes in the investees’ plans and value or the Company’s expectations related to the manner and timing of realizing the value of its equity investments, may result in changes in the recoverability of recorded amounts.

(iv)	Recoverability of deferred income tax assets:

The Company has recognized significant valuation allowances against its deferred tax assets. The necessity for valuation allowances could be affected by changes in the Company’s estimates of future taxable income. In addition to the generation of future taxable income through the establishment of economic feasibility, development and operation of mines on the Company’s exploration assets, opportunities for future taxable income could arise through disposal of assets, or the identification of tax- planning strategies or changes in tax laws that would allow the benefits of future deductible temporary differences in certain entities or jurisdictions to be offset against future taxable temporary differences in other entities or jurisdictions.

(v)	Fair value of convertible notes:

Certain convertible notes are carried in the statements of financial position at fair value, with changes in fair value reflected in the statement of loss and comprehensive loss. Fair values are estimated by reference to valuation techniques that may include inputs that are not based on observable market data (Note 16).

(vi)	Valuation of stock options:

The fair value of stock options granted by the Company is estimated using the Black-Scholes pricing model. Inputs to the model that require management judgment include the options expected life, the share price, which is determined using a valuation of the Company’s underlying equity, and volatility (Note 17).